Taxes Payables (Details) - USD ($)	Dec. 31, 2017	Dec. 31, 2016
Taxes Payables [Abstract]
Value added tax payable	$ 820,616	$ 74,895
Other business related tax payable/(prepaid tax)	7,694	(202)
Taxes payable, total		$ 74,693